Leases - Summary of Maturity Analysis of Lease Liabilities (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Total contractual undiscounted payments	£ 677	£ 860
Less: effect of discounting	(32)	(54)
Discounted lease liabilities	645	806	£ 434
Not later than 1 year [member]
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Total contractual undiscounted payments	296	293
Later than 1 year and not later than 3 years [member]
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Total contractual undiscounted payments	307	400
Later than 3 years and not later than 5 years [member]
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Total contractual undiscounted payments	£ 74	£ 167